Share Information for the ESOP (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Allocated shares at beginning of the year	199,242	171,930
Shares released for allocation during the year	23,635	23,635
Net shares acquired on reinvestment of cash or (distributed) due to retirement/diversification	44,681	3,677
Unearned shares	118,176	141,811
Total ESOP shares	385,734	341,053
Fair value of unearned shares at December 31st	$ 1,133,000	$ 1,144,000